Fair Value Measurements - Summary of Significant Unobservable Inputs (Detail) - Discounted Cash Flows [Member] - Guarantees [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, Discount rates	5.87%	5.20%
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, Expected delinquency rates	0.70%	0.25%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, Expected delinquency rates	6.24%	0.51%